Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 25,210	$ 31,738
Prepaids and other	751	842
Current assets	25,961	32,580
Restricted cash	821	571
Exploration and evaluation assets	26,282	20,179
Property, plant and equipment	4,964	3,866
Total assets	58,028	57,196
Current liabilities
Accounts payable and accrued liabilities	7,775	12,839
Current tax liability	568
Lease liability	57	216
Current liabilities	8,400	13,055
Long-term liabilities
Lease liability	420	217
Reclamation provision	4,227	3,765
Loans and borrowings		49,206
Deferred revenue	93,674
Other long-term liability	288	240
Total liabilities	107,009	66,483
Shareholders’ deficit
Common shares	252,408	244,718
Reserves	15,569	20,664
Deficit	(324,810)	(282,583)
Equity attributable to shareholders of the Company	(56,833)	(17,201)
Non-controlling interests	7,852	7,914
Total shareholders’ deficit	(48,981)	(9,287)
Total liabilities and equity	$ 58,028	$ 57,196